CASH HELD IN TRUST AND RESTRICTED CASH - Disclosure of cash held in trust and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
Cash held in trust	$ 2,534	$ 0
Restricted cash	0	500
Cash held in trust and restricted cash	$ 2,534	$ 500